SEMIANNUAL REPORT - FINANCIAL STATEMENTS
T. ROWE PRICE
EQUITY INDEX 500 FUND
JUNE 30, 2002

T. ROWE PRICE EQUITY INDEX 500 FUND
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Unaudited                        For a share outstanding throughout each period
FINANCIAL HIGHLIGHTS
                           6 Months     Year
                              Ended    Ended
                            6/30/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
NET ASSET VALUE
Beginning of period          $30.84   $35.50   $39.56   $33.38   $26.38  $20.34
Investment activities
  Net investment income
  (loss)                       0.16*    0.32*    0.33*    0.34*    0.33*   0.35*
  Net realized and
  unrealized gain (loss)      (4.25)   (4.65)   (3.98)    6.49     7.10    6.28
  Total from
  investment activities       (4.09)   (4.33)   (3.65)    6.83     7.43    6.63
Distributions
  Net investment income       (0.15)   (0.33)   (0.33)   (0.34)   (0.34)  (0.34)
  Net realized gain                -        -   (0.08)   (0.31)   (0.09)  (0.25)
  Total distributions         (0.15)   (0.33)   (0.41)   (0.65)   (0.43)  (0.59)
NET ASSET VALUE
End of period                $26.60   $30.84   $35.50   $39.56   $33.38  $26.38


RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN^              (13.29)%*(12.17%)* (9.30%)*  20.64%*  28.31%* 32.87%*
.................................................................................
Ratio of total expenses to
average net assets           0.35%*+   0.35%*   0.35%*   0.40%*   0.40%*  0.40%*
.................................................................................
Ratio of net investment
income (loss) to average
net assets                   1.11%*+   1.00%*   0.85%*   0.98%*   1.17%*  1.49%*
.................................................................................
Portfolio turnover rate      4.2%+     4.0%     9.1%     5.2%     4.7%    0.7%
.................................................................................
Net assets, end of period
(in millions)                 $3,010   $3,473   $4,045   $5,049   $3,347  $1,908
.................................................................................

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through 12/31/99 and a 0.35% voluntary expense limitation in effect through 12/31/02.
+    Annualized
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
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Unaudited                                                          June 30, 2002

STATEMENT OF NET ASSETS                              Shares/Par          Value
                                                                  in thousands
COMMON STOCKS  99.1%
CONSUMER DISCRETIONARY  13.5%

AUTO COMPONENTS  0.3%
Delphi                                                  184,025        $ 2,429
TRW                                                      41,471          2,363
Johnson Controls                                         28,864          2,356
Goodyear Tire & Rubber                                   54,038          1,011
Dana                                                     48,849            905
Visteon                                                  44,326            630
Cooper Tire                                              24,817            510
                                                                        10,204
                                                                        ------

AUTOMOBILES  0.8%
GM                                                      182,280          9,743
Ford Motor                                              595,502          9,528
Harley-Davidson                                          99,500          5,101
                                                                        24,372
                                                                        ------

HOTELS, RESTAURANTS & LEISURE  1.2%
McDonald's                                              422,729         12,027
Carnival                                                192,858          5,340
Starbucks *                                             126,600          3,146
Marriott, Class A                                        78,657          2,993
Yum! Brands *                                            94,894          2,776
Starwood Hotels & Resorts Worldwide, REIT                65,500          2,154
Hilton                                                  122,415          1,701
International Game Technology *                          29,800          1,690
Harrah's Entertainment *                                 37,504          1,663
Wendys                                                   36,044          1,436
Darden Restaurants                                       57,654          1,424
                                                                        36,350
                                                                        ------

HOUSEHOLD DURABLES  0.6%
Newell Rubbermaid                                        87,679          3,074
Fortune Brands                                           49,236          2,757
Leggett & Platt                                          64,200          1,502
Whirlpool                                                21,847          1,428
Black & Decker                                           26,290          1,267
Centex                                                   19,928          1,152
Pultess.                                                 20,009          1,150

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

Stanley Works                                            27,341        $ 1,121
Maytag                                                   24,976          1,065
KB Home                                                  16,057            827
Snap-On                                                  19,389            576
Tupperware                                               19,178            399
American Greetings, Class Ass.                           22,507            375
                                                                        16,693
                                                                        ------

LEISURE EQUIPMENT & PRODUCTS  0.2%
Mattel                                                  142,617          3,006
Eastman Kodak                                            95,779          2,794
Brunswick                                                28,717            804
Hasbro                                                   57,516            780
                                                                         7,384
                                                                         -----

MEDIA  3.5%
Viacom, Class B *                                       582,864         25,862
AOL Time Warner *                                     1,454,609         21,397
Disney                                                  669,076         12,646
Comcast, Class A *                                      310,046          7,392
Gannett                                                  86,925          6,598
Clear Channel Communications *                          201,107          6,439
Tribune                                                  98,227          4,273
McGraw-Hill                                              63,862          3,813
Interpublic Group                                       123,364          3,054
Omnicom                                                  60,987          2,793
New York Times                                           51,348          2,644
Univision Communications, Class A *ss.                   75,200          2,361
Knight-Ridder                                            27,815          1,751
Dow Jones                                                28,028          1,358
TMP Worldwide *ss.                                       35,500            763
Meredith                                                 16,686            640
                                                                       103,784
                                                                       -------

MULTILINE RETAIL  4.2%
Wal-Mart                                              1,460,150         80,323
Target                                                  297,116         11,320
Kohl's *                                                110,122          7,717
Sears                                                   106,285          5,771
Costco Wholesale *                                      148,544          5,737
May Department Stores                                    97,481          3,210
Federated Department Stores *                            63,617          2,526

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

Dollar Generalss.                                       110,136       $  2,096
Family Dollar Stores                                     56,800          2,002
J.C. Penney                                              86,228          1,899
Nordstrom                                                44,334          1,004
Big Lots                                                 39,035            768
Dillards, Class A                                        27,843            732
                                                                       125,105
                                                                       -------

SPECIALTY RETAIL  2.4%
Home Depot                                              769,425         28,261
Lowe's                                                  254,694         11,563
GAP                                                     283,764          4,030
Best Buy *                                              104,450          3,792
The Limited                                             169,742          3,616
Bed Bath & Beyond *                                      95,400          3,600
TJX                                                     178,264          3,496
Staples *                                               151,853          2,992
AutoZone *                                               35,925          2,777
Radio Shack                                              58,320          1,753
Office Depot *                                           99,600          1,673
Tiffany                                                  47,340          1,666
Sherwin-Williams                                         51,430          1,539
Circuit City Stores                                      67,802          1,271
Toys "R" Us *                                            63,550          1,110
                                                                        73,139
                                                                        ------

TEXTILES, APPAREL, & LUXURY GOODS  0.3%
Nike, Class B                                            88,108          4,727
Jones Apparel Group *                                    41,800          1,568
V. F.                                                    36,482          1,430
Liz Claiborne                                            34,188          1,087
Reebok *ss.                                              20,087            593
                                                                         9,405
                                                                         -----
Total Consumer Discretionary                                           406,436
                                                                       -------

CONSUMER STAPLES  9.8%
BEVERAGES  3.2%
Coca-Cola                                               815,462         45,666
PepsiCo                                                 580,691         27,989
Anheuser-Busch                                          290,956         14,548

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

Coca-Cola Enterprises                                   146,198       $  3,228
Pepsi Bottling Group                                     93,100          2,868
Brown-Forman, Class B                                    22,164          1,529
Coors, Class Bss.                                        11,474            715
                                                                        96,543
                                                                        ------

FOOD & DRUG RETAILING  1.3%
Walgreen                                                336,389         12,995
Sysco                                                   219,372          5,971
Kroger *                                                263,678          5,247
Safeway *                                               164,415          4,799
Albertson's                                             133,079          4,054
CVS                                                     128,261          3,925
Supervalu                                                43,570          1,069
Winn-Dixiess.                                            45,300            706
                                                                        38,766
                                                                        ------

FOOD PRODUCTS  1.7%
Unilever                                                188,112         12,190
Sara Lee                                                258,341          5,332
General Mills                                           120,178          5,297
ConAgra                                                 177,423          4,906
Kellogg                                                 134,099          4,809
Heinz                                                   115,410          4,743
Wrigley                                                  74,370          4,116
Campbell Soupss.                                        135,359          3,744
Hershey Foods                                            44,698          2,794
Archer-Daniels-Midland                                  214,128          2,739
J.M. Smucker Company                                      8,512            290
                                                                        50,960
                                                                        ------

HOUSEHOLD PRODUCTS  2.0%
Procter & Gamble                                        425,635         38,009
Kimberly-Clark                                          172,738         10,710
Colgate-Palmolive                                       181,190          9,069
Clorox                                                   76,808          3,176
                                                                        60,964
                                                                        ------

PERSONAL PRODUCTS  0.5%
Gillette                                                346,045         11,721
Avon                                                     77,238          4,035
Alberto Culver, Class Bss.                               18,501            884
                                                                        16,640
                                                                        ------

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands
TOBACCO  1.1%
Philip Morris                                           702,761       $ 30,696
UST                                                      54,992          1,870
                                                                        32,566
                                                                        ------
Total Consumer Staples                                                 296,439
                                                                       -------

ENERGY  7.5%

ENERGY EQUIPMENT & SERVICES  0.8%
Schlumberger                                            188,858          8,782
Baker Hughes                                            109,677          3,651
Transocean                                              104,342          3,250
Halliburton                                             141,149          2,250
BJ Services *                                            51,300          1,738
Noble Drilling *                                         43,100          1,664
Nabors Industries                                        47,100          1,663
Rowan                                                    30,396            652
                                                                        23,650
                                                                        ------

OIL & GAS  6.7%
Exxon Mobil                                           2,227,564         91,152
Royal Dutch Petroleum ADR                               697,978         38,577
ChevronTexaco                                           349,840         30,961
Phillips Petroleum                                      125,580          7,394
Conoco                                                  206,051          5,728
Anadarko Petroleum                                       82,037          4,044
Occidental Petroleum                                    122,395          3,671
Unocal                                                   80,053          2,957
Marathon Oil                                            101,150          2,743
Apache                                                   44,774          2,574
Devon Energy                                             51,258          2,526
Burlington Resources                                     66,361          2,522
Amerada Hess                                             29,274          2,415
Kerr-McGee                                               32,876          1,760
EOG Resources                                            38,500          1,528
Sunoco                                                   27,295            973
Ashland                                                  22,342            905
                                                                       202,430
                                                                       -------
Total Energy                                                           226,080
                                                                       -------

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands
FINANCIALS  19.7%
BANKS  7.2%
Bank of America                                         505,620       $ 35,575
Wells Fargo                                             561,580         28,113
Wachovia                                                446,977         17,066
Bank One                                                383,875         14,772
U.S. Bancorp                                            626,285         14,624
Fifth Third Bancorp                                     191,962         12,794
Washington Mutual                                       316,868         11,759
FleetBoston Financial                                   342,665         11,085
Bank of New York                                        241,637          8,155
National City                                           199,370          6,629
SunTrust                                                 94,850          6,423
BB&T                                                    157,263          6,070
PNC Financial Services Group                             94,954          4,964
Mellon Financial                                        144,768          4,550
KeyCorp                                                 138,572          3,783
Comerica                                                 58,351          3,583
Golden West Financial                                    51,554          3,546
Northern Trust                                           72,734          3,205
SouthTrust                                              114,542          2,992
AmSouth                                                 120,816          2,704
Synovus Financial                                        96,179          2,647
Regions Financial                                        74,628          2,623
Charter One Financial                                    74,241          2,552
Union Planters                                           67,986          2,201
Marshall & Ilsley                                        70,400          2,178
Huntington Bancsharesss.                                 83,648          1,624
Zions Bancorp                                            29,700          1,547
First Tennessee National                                 10,000            383
                                                                       218,147
                                                                       -------
DIVERSIFIED FINANCIALS  7.5%
Citigroup                                             1,690,375         65,502
Fannie Mae                                              328,087         24,196
J.P. Morgan Chase                                       653,522         22,167
American Express                                        438,018         15,909
Morgan Stanley                                          361,744         15,584

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

Freddie Mac                                             228,037      $  13,956
Merrill Lynch                                           283,304         11,474
MBNA                                                    279,607          9,246
Household International                                 150,442          7,477
Charles Schwab                                          449,259          5,032
Lehman Brothers                                          80,132          5,010
SLM Corporation                                          51,371          4,978
State Street                                            106,750          4,772
Capital One Financial                                    70,489          4,303
Franklin Resources                                       86,178          3,675
Moody's                                                  51,841          2,579
AMBAC                                                    34,950          2,349
Bear Stearns                                             32,647          1,998
Countrywide Credit                                       40,525          1,955
T. Rowe Price                                            40,800          1,341
Stilwell Financial                                       72,300          1,316
Providian Financial                                      90,116            530
                                                                       225,349
                                                                       -------
INSURANCE  4.6%
American International Group                            858,636         58,585
Marsh & McLennan                                         90,234          8,717
Allstate                                                233,782          8,645
MetLife                                                 238,100          6,857
AFLAC                                                   172,000          5,504
Hartford Financial Services Group                        80,664          4,797
Progressive Corporation                                  71,935          4,161
Chubb                                                    56,660          4,012
XL Capital, Class A                                      43,300          3,668
John Hancock Financial Services                          98,900          3,481
Loews                                                    62,706          3,323
MBIA                                                     48,371          2,734
ACE Limited                                              84,800          2,680
St. Paul Companies                                       68,431          2,663
Lincoln National                                         62,302          2,617
Aon                                                      87,969          2,593
Cincinnati Financial                                     53,035          2,468
MGIC Investment                                          35,588          2,413
Jefferson Pilot                                          49,784          2,340

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

UnumProvident                                            78,737       $  2,004
Torchmark                                                40,925          1,563
SAFECO                                                   42,045          1,299
Conseco *ss.                                            108,744            217
                                                                       137,341
                                                                       -------

REAL ESTATE  0.4%
Equity Office Properties, REIT                          136,633          4,113
Equity Residential, REIT                                 88,400          2,541
Simon Property Group, REIT                               57,700          2,126
Plum Creek Timber                                        60,600          1,860
                                                                        10,640
                                                                        ------
Total Financials                                                       591,477
                                                                       -------

HEALTH CARE  13.7%
BIOTECHNOLOGY  0.9%
Amgen *                                                 344,286         14,419
Immunex *                                               178,800          3,994
Chiron *                                                 62,100          2,195
MedImmune *                                              80,700          2,130
Biogen *ss.                                              48,600          2,014
Genzyme *                                                70,100          1,349
                                                                        26,101
                                                                        ------

HEALTH CARE EQUIPMENT & SUPPLIES  1.7%
Medtronic                                               397,458         17,031
Baxter International                                    197,322          8,771
Boston Scientific *                                     130,963          3,840
Stryker                                                  64,800          3,468
Guidant *                                                99,881          3,019
Becton, Dickinson                                        84,945          2,926
Biomet                                                   88,757          2,407
Zimmer Holdings *                                        64,137          2,287
St. Jude Medical *                                       28,767          2,125
Applied Biosystems Group - Applera                       70,484          1,374
Waters Corporation *                                     43,400          1,159
C. R. Bard                                               17,126            969
Bausch & Lombss.                                         16,959            574

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

Viasys Healthcare *ss.                                    8,764       $    153
                                                                        50,103
                                                                        ------

HEALTH CARE PROVIDERS & SERVICES  1.9%
UnitedHealth Group                                      102,484          9,382
Cardinal Health                                         147,929          9,084
HCA                                                     169,438          8,048
Tenet Healthcare *                                      107,189          7,669
CIGNA                                                    48,167          4,693
Wellpoint Health Networks *                              47,600          3,704
McKesson HBOC                                            94,378          3,086
AmerisourceBergen                                        33,900          2,576
Aetna                                                    47,768          2,292
IMS Health                                               97,533          1,751
HealthSouth *                                           129,679          1,659
Health Management, Class A *                             81,100          1,634
Humana *                                                 55,815            872
Manor Care *                                             34,557            795
Quintiles Transnational *                                37,700            471
                                                                        57,716
                                                                        ------
PHARMACEUTICALS  9.2%
Pfizer                                                2,049,914         71,747
Johnson & Johnson                                       989,056         51,688
Merck                                                   746,938         37,825
Wyeth                                                   433,053         22,172
Eli Lilly                                               369,001         20,812
Abbott Laboratories                                     511,935         19,274
Bristol-Myers Squibb                                    635,476         16,332
Pharmacia                                               426,728         15,981
Schering-Plough                                         480,010         11,808
Forest Laboratories *                                    58,600          4,149
Allergan                                                 43,328          2,892
King Pharmaceuticals *                                   81,174          1,806
Watson Pharmaceuticals *                                 34,100            862
                                                                       277,348
                                                                       -------
Total Health Care                                                      411,268
                                                                       -------

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

INDUSTRIALS & BUSINESS SERVICES  10.9%
AEROSPACE & DEFENSE  2.1%
Boeing                                                  275,730       $ 12,408
United Technologies                                     155,024         10,526
Lockheed Martin                                         145,775         10,131
Honeywell International                                 267,306          9,417
General Dynamics                                         66,379          7,059
Raytheon                                                128,848          5,251
Northrop Grumman                                         36,213          4,527
Rockwell Collins                                         59,225          1,624
Goodrich                                                 32,684            893
                                                                        61,836
                                                                        ------
AIR FREIGHT & LOGISTICS  0.2%
Fedex *                                                  98,286          5,249
Ryder System                                             20,678            560
                                                                         5,809
                                                                         -----
AIRLINES  0.2%
Southwest Airlines                                      252,519          4,081
AMR *                                                    50,397            849
Delta                                                    40,239            805
                                                                         5,735
                                                                         -----
BUILDING PRODUCTS  0.2%
Masco                                                   158,754          4,304
American Standard *                                      23,600          1,772
Crane                                                    20,532            521
                                                                         6,597
                                                                         -----
COMMERCIAL SERVICES & SUPPLIES  2.1%
First Data                                              250,396          9,315
Automatic Data Processing                               203,326          8,855
Cendant *                                               342,746          5,443
Waste Management                                        206,102          5,369
Concord EFS *                                           166,600          5,021
Paychex                                                 123,455          3,863
Pitney Bowes                                             80,285          3,189
H&R Block                                                60,432          2,789
Cintasss.                                                55,750          2,756
Fiserv *                                                 62,487          2,294

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

Avery Dennison                                           36,124       $  2,267
Apollo Group *                                           56,600          2,231
Sabre Holdings, Class A *                                47,150          1,688
Robert Half International *                              58,400          1,360
Equifax                                                  47,890          1,293
Convergys *                                              57,200          1,114
R.R. Donnelley                                           37,577          1,035
Deluxe Corp.                                             22,262            866
Allied Waste Industries *                                64,700            621
Imagistics International *                                6,422            138
                                                                        61,507
                                                                        ------
CONSTRUCTION & ENGINEERING  0.0%
Fluor                                                    26,726          1,041
McDermott International *                                21,011            170
                                                                         1,211
                                                                         -----
ELECTRICAL EQUIPMENT  0.4%
Emerson Electric                                        139,059          7,441
Rockwell Automation                                      61,725          1,233
Cooper Industries                                        30,520          1,199
American Power Conversion *                              65,700            830
Thomas & Betts                                           19,791            368
Power-One *                                              25,000            156
                                                                        11,227
                                                                        ------
INDUSTRIAL CONGLOMERATES  4.0%
GE                                                    3,256,816         94,610
3M                                                      128,764         15,838
Tyco International                                      657,221          8,879
Textron                                                  46,179          2,166
                                                                       121,493
                                                                       -------
MACHINERY  1.1%
Illinois Tool Works                                      99,883          6,822
Caterpillar                                             112,689          5,516
Deere                                                    77,640          3,719
Danaherss.                                               48,639          3,227
Ingersoll-Rand                                           55,379          2,529
Dover                                                    66,543          2,329
ITT Industries                                           28,948          2,044

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

Parker Hannifin                                          38,051       $  1,819
PACCARss.                                                38,209          1,696
Eaton                                                    22,727          1,653
Pall                                                     39,307            816
Navistar                                                 20,014            640
Cummins Engine                                           13,469            446
EnPro Industriesss.                                       6,536             34
                                                                        33,290
                                                                        ------
ROAD & RAIL  0.5%
Union Pacific                                            81,784          5,176
Burlington Northern Santa Fe                            125,505          3,765
Norfolk Southern                                        127,001          2,969
CSX                                                      69,978          2,453
                                                                        14,363
                                                                        ------
TRADING COMPANIES & DISTRIBUTORS  0.1%
Genuine Parts                                            56,662          1,976
W. W. Grainger                                           30,929          1,549
                                                                         3,525
                                                                         -----
Total Industrials & Business Services                                  326,593
                                                                       -------
INFORMATION TECHNOLOGY  13.8%
COMMUNICATIONS EQUIPMENT  2.0%
Cisco Systems *                                       2,408,296         33,596
Motorola                                                745,802         10,755
QUALCOMM *                                              252,300          6,936
Lucent Technologies *                                 1,128,151          1,873
Nortel Networks *ss.                                  1,260,012          1,827
JDS Uniphase *                                          446,500          1,192
Corning *ss.                                            311,896          1,107
Scientific-Atlanta                                       51,622            849
Tellabs *                                               132,642            822
ADC Telecommunications *                                259,100            593
Avaya *ss.                                              118,912            589
Comverse Technology *                                    59,200            548
CIENA *                                                 105,100            440
Andrew *                                                 27,752            414
                                                                        61,541
                                                                        ------

T. ROWE PRICE EQUITY INDEX 500 FUND
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                                                     Shares/Par          Value
                                                                  in thousands

COMPUTERS & PERIPHERALS  3.2%
IBM                                                     561,964       $ 40,461
Dell Computer *                                         855,397         22,360
Hewlett-Packard                                         990,206         15,130
EMC *                                                   727,580          5,493
Sun Microsystems *                                    1,063,888          5,330
Lexmark International, Class A *                         43,100          2,345
Apple Computer *                                        116,430          2,063
Network Appliance *ss.                                  108,900          1,355
NCR *ss.                                                 32,400          1,121
Gateway *                                               102,592            456
Palm *                                                  196,105            345
                                                                        96,459
                                                                        ------

ELECTRONIC EQUIPMENT & INSTRUMENTS  0.4%
Agilent Technologies *                                  151,565          3,585
Molex                                                    63,525          2,130
Solectron *                                             271,926          1,672
Jabil Circuit *                                          64,200          1,355
Sanmina-SCI *                                           173,500          1,095
Thermo Electron *                                        58,988            973
Symbol Technologies                                      73,275            623
Tektronix *                                              30,978            580
Millipore                                                15,327            490
PerkinElmer                                              39,384            435
                                                                        12,938
                                                                        ------
INTERNET SOFTWARE & SERVICES  0.1%
Yahoo! *                                                190,000          2,804
                                                                         2,804
                                                                         -----
IT CONSULTING & SERVICES  0.3%
Electronic Data Systems                                 158,159          5,876
Computer Sciences *                                      55,719          2,663
Unisys *                                                105,662            951
                                                                         9,490
                                                                         -----
OFFICE ELECTRONICS  0.1%
Xerox *ss.                                              238,899          1,665
                                                                         1,665
                                                                         -----

T. ROWE PRICE EQUITY INDEX 500 FUND
-----------------------------------------------------------------------------
                                                     Shares/Par          Value
                                                                  in thousands
SEMICONDUCTOR EQUIPMENT & PRODUCTS  3.2%
Intel                                                 2,203,332       $ 40,255
Texas Instruments                                       570,484         13,520
Applied Materials *                                     537,676         10,227
Maxim Integrated Products *                             107,200          4,109
Micron Technology *                                     196,564          3,975
Analog Devices *                                        119,500          3,549
Linear Technology                                       104,300          3,278
KLA-Tencor *                                             61,602          2,710
Xilinx *                                                110,600          2,481
Altera *                                                126,700          1,723
National Semiconductor *                                 58,211          1,698
Novellus Systems *ss.                                    47,300          1,608
Broadcom, Class A *ss.                                   86,050          1,509
Teradyne *                                               59,600          1,401
QLogic *                                                  30,122         1,148
Advanced Micro Devices *                                109,890          1,068
LSI Logic *                                             121,854          1,066
NVIDIA *ss.                                              47,200            811
PMC-Sierra *                                             52,900            490
Applied Micro Circuits *                                 95,552            452
Agere *                                                 268,467            403
Vitesse Semiconductor *                                  67,200            209
Mykrolis *                                               10,576            125
Agere Systems *                                          12,160             17
                                                                        97,832
                                                                        ------
SOFTWARE  4.5%
Microsoft *                                           1,778,254         97,271
Oracle *                                              1,805,064         17,094
Intuit *                                                 69,300          3,446
Computer Associates                                     190,136          3,021
VERITAS Software *                                      131,900          2,610
Adobe Systems                                            77,192          2,200
Siebel Systems *ss.                                     151,600          2,156
PeopleSoft *                                             98,727          1,469
BMC Software *                                           80,981          1,344
Compuware *                                             120,670            733
Mercury Interactive *ss.                                 27,200            625
Rational Software *                                      62,800            516

T. ROWE PRICE EQUITY INDEX 500 FUND
-----------------------------------------------------------------------------
                                                     Shares/Par          Value
                                                                  in thousands

Autodesk                                                 37,016       $    490
Novell *                                                115,946            372
Citrix Systems *                                         60,300            364
Parametric Technology *                                  83,488            286
                                                                       133,997
                                                                       -------
Total Information Technology                                           416,726
                                                                       -------

MATERIALS  3.2%
CHEMICALS  1.5%
DuPont                                                  326,043         14,476
Dow Chemical                                            294,826         10,136
Air Products and Chemicals                               74,402          3,755
PPG Industries                                           55,598          3,441
Praxair                                                  52,847          3,011
Rohm & Haas                                              72,628          2,941
Ecolab                                                   42,407          1,960
Sigma Aldrich                                            24,505          1,229
Eastman Chemical                                         25,631          1,202
Engelhard                                                42,076          1,192
International Flavors & Fragrances                       31,257          1,016
Hercules *                                               37,386            434
Great Lakes Chemical                                     15,931            422
                                                                        45,215
                                                                        ------

CONSTRUCTION MATERIALS  0.0%
Vulcan Materials                                         33,300          1,459
                                                                         1,459
                                                                         -----

CONTAINERS & PACKAGING  0.2%
Pactiv *                                                 51,981          1,237
Sealed Air *ss.                                          27,949          1,125
Temple-Inland                                            17,730          1,026
Bemis                                                    17,625            837
Ball                                                     18,530            769
                                                                         4,994
                                                                         -----

METALS & MINING  0.9%
Alcoa                                                   277,978          9,215
Alcan                                                   106,083          3,980
Newmont Miningss.                                       127,905          3,368
Barrick Gold                                            176,457          3,351

T. ROWE PRICE EQUITY INDEX 500 FUND
-----------------------------------------------------------------------------
                                                     Shares/Par          Value
                                                                  in thousands

Nucor                                                    25,201       $  1,639
Inco *                                                   59,367          1,344
Placer Dome                                             107,939          1,210
Phelps Dodge                                             25,680          1,058
Freeport McMoRan Copper Gold *ss.                        48,277            862
USX-U.S. Steel Group                                     29,743            591
Worthington Industries                                   29,672            537
Allegheny Technologies                                   25,061            396
                                                                        27,551
                                                                        ------

PAPER & FOREST PRODUCTS  0.6%
International Paper                                     158,095          6,890
Weyerhaeuserss.                                          71,888          4,590
MeadWestvaco                                             64,946          2,180
Georgia-Pacific                                          75,890          1,865
Boise Cascade                                            19,531            674
Louisiana Pacific                                        35,425            375
                                                                        16,574
                                                                        ------
Total Materials                                                         95,793
                                                                        ------

TELECOMMUNICATION SERVICES  4.0%
DIVERSIFIED TELECOMMUNICATION SERVICES  3.8%
Verizon Communications                                  891,411         35,790
SBC Communications                                    1,101,019         33,581
BellSouth                                               617,017         19,436
AT&T                                                  1,230,798         13,170
Alltel                                                  102,027          4,795
Sprint                                                  290,196          3,079
Qwest Communications International *                    544,410          1,524
Centurytel                                               46,150          1,362
Citizens Communications *ss.                             91,900            768
                                                                       113,505
                                                                       -------

WIRELESS TELECOMMUNICATION SERVICES  0.2%
AT&T Wireless Group *                                   886,241          5,185
Sprint PCS *ss.                                         323,312          1,445
Nextel Communications *ss.                              265,026            851
                                                                         7,481
                                                                         -----
Total Telecommunication Services                                       120,986
                                                                       -------

T. ROWE PRICE EQUITY INDEX 500 FUND
-----------------------------------------------------------------------------
                                                     Shares/Par          Value
                                                                  in thousands
UTILITIES  3.0%
ELECTRIC UTILITIES  2.2%
Southern Company                                        228,622       $  6,264
Dominion Resources                                       90,926          6,019
Exelon                                                  105,040          5,494
TXU                                                      86,761          4,472
American Electric Power                                 111,317          4,455
Progress Energy                                          71,816          3,735
FPL Group                                                57,736          3,463
FirstEnergy                                              97,097          3,241
Entergy                                                  72,761          3,088
Public Service Enterprise                                68,032          2,946
Consolidated Edison                                      70,100          2,927
DTE Energy                                               52,388          2,339
PG&E *                                                  126,764          2,268
XCEL Energy                                             129,582          2,173
CINergy                                                  54,453          1,960
Ameren                                                   45,052          1,938
Edison International *                                  107,568          1,829
Reliant Energy                                           97,043          1,640
PPL                                                      48,209          1,595
Constellation Energy Group                               54,245          1,591
Teco Energyss.                                           46,500          1,151
Pinnacle West Capital                                    28,200          1,114
Allegheny Energy                                         41,100          1,058
CMS Energy                                               43,000            472
                                                                        67,232
                                                                        ------
GAS UTILITIES  0.4%
El Paso Corporation                                     167,539          3,453
KeySpanss.                                               46,240          1,741
Kinder Morgan                                            40,250          1,530
Sempra Energy                                            67,380          1,491
NiSource                                                 67,275          1,469
NICOR                                                    14,955            684
Peoples Energy                                           11,523            420
                                                                        10,788
                                                                        ------

T. ROWE PRICE EQUITY INDEX 500 FUND
-----------------------------------------------------------------------------
                                                     Shares/Par          Value
                                                                  in thousands
MULTI-UTILITIES & UNREGULATED POWER  0.4%
Duke Energy                                             270,924     $    8,426
Williams Companies                                      170,291          1,020
Mirant *                                                132,739            969
AES *ss.                                                172,602            936
Calpine *ss.                                            121,800            856
Dynegy, Class A                                         114,460            824
                                                                        13,031
                                                                        ------
Total Utilities                                                         91,051
                                                                        ------
Total Common Stocks (Cost  $2,766,285)                               2,982,849
                                                                     ---------
SHORT-TERM INVESTMENTS  0.8%
U.S. TREASURY OBLIGATIONS  0.2%
U.S. Treasury Bills, 1.745%, 8/15/02 **               5,000,000          4,989
                                                                         4,989
                                                                         -----
MONEY MARKET FUND  0.6%
T. Rowe Price Reserve Investment Fund, 1.95% #       18,671,109         18,671
                                                                        18,671
                                                                        ------

Total Short-Term Investments (Cost  $23,660)                            23,660
                                                                        ------

T. ROWE PRICE EQUITY INDEX 500 FUND
-------------------------------------------------------------------------------
                                                     Shares/Par            Value
                                                                    in thousands

TOTAL INVESTMENTS IN SECURITIES
99.9% of Net Assets (Cost $2,789,945)                                 $3,006,509

FUTURES CONTRACTS
                                                          Contract   Unrealized
                                            Expiration    Value      Gain (Loss)
                                            ----------    --------   -----------
                                                             In thousands
Long, 101 S&P 500 Stock Index contracts,
$1,750,000 of U.S. Treasury Bills
pledged as initial margin                   9/02          $ 25,000   $     (744)

Net payments (receipts) of variation
margin to date                                                              696
                                                                            ---
Variation margin receivable (payable)
on open futures contracts                                                   (48)

Other Assets Less Liabilities                                              3,976

NET ASSETS                                                           $ 3,010,437
                                                                     -----------
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                           $     1,476
Undistributed net realized gain (loss)                                  (74,573)
Net unrealized gain (loss)                                              215,820
Paid-in-capital applicable to 113,185,275 shares of
$0.01 par value capitalstock outstanding; 1,000,000,000
shares of the Corporation authorized                                   2,867,714
                                                                       ---------

NET ASSETS                                                           $ 3,010,437
                                                                     -----------

NET ASSET VALUE PER SHARE                                            $     26.60
                                                                     -----------

     #  Seven-day yield
     *  Non-income producing
   ss. All or a portion of this security is on loan at June 30, 2002 - See Note 2
    ** All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2002.
   ADR  American Depository Receipts
  REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
-------------------------------------------------------------------------------
unaudited

STATEMENT OF OPERATIONS
In thousands

                                                                        6 Months
                                                                           Ended
                                                                         6/30/02

INVESTMENT INCOME (LOSS)
Income
  Dividend                                                            $  23,734
  Interest                                                                  631
  Securities lending                                                        115
                                                                       ---------
  Total income                                                           24,480
                                                                       ---------


Expenses
  Shareholder servicing                                                   3,292
  Investment management                                                   2,000
  Prospectus and shareholder reports                                        213
  Custody and accounting                                                    108
  Proxy and annual meeting                                                   81
  Registration                                                               18
  Directors                                                                  12
  Legal and audit                                                             7
  Miscellaneous                                                             140
                                                                       ---------
  Total expenses                                                          5,871
                                                                       ---------
Net investment income (loss)                                             18,609
                                                                       ---------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
  Securities                                                              2,291
  Futures                                                                (6,612)
                                                                       ---------
  Net realized gain (loss)                                               (4,321)
                                                                       ---------
Change in net unrealized gain (loss)
  Securities                                                           (478,402)
  Futures                                                                (1,203)
                                                                       ---------
  Change in net unrealized gain (loss)                                 (479,605)
                                                                       ---------
Net realized and unrealized gain (loss)                                (483,926)
                                                                       ---------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $(465,317)
                                                                      ---------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
In thousands
                                                       6 Months             Year
                                                         Ended             Ended
                                                        6/30/02         12/31/01
  INCREASE (DECREASE) IN NET ASSETS
  Operations
    Net investment income (loss)                   $    18,609      $    35,961
    Net realized gain (loss)                            (4,321)         (20,066)
    Change in net unrealized gain (loss)              (479,605)        (508,590)
                                                    ----------------------------
    Increase (decrease) in net assets
      from operations                                 (465,317)        (492,695)
                                                    ----------------------------
  Distributions to shareholders
    Net investment income                              (17,133)         (36,615)
                                                    ----------------------------
  Capital share transactions *
    Shares sold                                        469,689          923,324
    Distributions reinvested                            16,745           35,650
    Shares redeemed                                   (466,255)      (1,001,813)
    Redemption Fee                                           6                1
                                                    ----------------------------
    Increase (decrease) in net assets
      from capital
    share transactions                                  20,185          (42,838)
                                                    ----------------------------
  NET ASSETS

  Increase (decrease) during period                   (462,265)        (572,148)
  Beginning of period                                3,472,702        4,044,850
                                                    ----------------------------
  END OF PERIOD                                    $ 3,010,437      $ 3,472,702
                                                    ----------------------------
*Share information
    Shares sold                                         15,737           28,612
    Distributions reinvested                               596            1,184
    Shares redeemed                                    (15,740)         (31,138)
                                                    ----------------------------
    Increase (decrease) in shares outstanding              593           (1,342)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
-------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
     T. Rowe  Price  Index  Trust,  Inc.  (the  trust) is  registered  under the
Investment Company Act of 1940. The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index<168>.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     VALUATION Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for financial reporting purposes.

     EXPENSES PAID INDIRECTLY Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     REDEMPTION FEES A 0.5% fee is assessed on redemptions of fund shares held less than six months. Such fees are retained by the fund and have the primary effect of increasing paid-in capital.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments
("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     FUTURES CONTRACTS During the six months ended June 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At June 30, 2002, the value of loaned securities was $49,124,000; aggregate collateral consisted of $52,311,000 in the securities lending collateral pool.

     OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $119,402,000 and $69,821,000, respectively, for the six months ended June 30,
2002.

NOTE 3 - FEDERAL INCOME TAXES
     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2002.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $2,225,000 of realized losses recognized for financial reporting purposes in 2001 were recognized for tax purposes on January 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2001, the fund had $67,420,000 of unused capital loss carryforwards, of which $67,420,000 expire in 2009. Additionally, during the six-months ended June 30, 2002, the fund realized $35,528,000 of net gain on in-kind redemptions. Such gains are not taxable to the fund and have been reclassified from undistributed net realized gain to paid in-capital in the accompanying financial statements.

     At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $2,789,945,000. Net unrealized gain aggregated $215,820,000 at period-end, of which $731,261,000 related to appreciated investments and $515,441,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS
     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $556,000 was payable at June 30, 2002. The fee, is computed daily and paid monthly, consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 0.35%. Thereafter, through December 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.35%. Pursuant to this agreement, $517,000 of management fees were not accrued by the fund for the six months ended June 30, 2002. At June 30, 2002, unaccrued fees in the amount of $2,340,000 remain subject to reimbursement by the fund through December 31, 2004.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $2,530,000 for the six months ended June 30, 2002, of which $709,000 was payable at period-end.

    Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2002, the fund was charged $280,000 for shareholder servicing costs related to the college savings plans, of which $236,000 was for services provided by Price and $59,000 was payable at period-end. At June 30, 2002, approximately 2.6% of the outstanding shares of the fund were held by college savings plans.

     Consistent with its investment objective, the fund may invest in T. Rowe Price Group. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2002, totaled $587,000 and are reflected as interest income in the accompanying Statement of Operations.

NOTE 5 - INTERFUND BORROWING
     Pursuant to the fund's prospectus, the fund may borrow up to 331U3% of its total assets. The fund is party to an interfund borrowing agreement between the fund and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended June 30, 2002, the fund borrowed amounts ranging from $1,900,000 to $11,500,000, on 9 days, at a weighted average rate of 5.19%. There were no borrowings outstanding at June 30, 2002.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------
INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES
     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET. In Person.
     Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES
     AUTOMATED  24-HOUR SERVICES  INCLUDING  TELE*ACCESS(R) and  Account Access
     through   the  T.   Rowe   Price  Web  site  on  the   Internet.   Address:
     www.troweprice.com.

     AUTOMATIC INVESTING. From your bank account or paycheck.

     AUTOMATIC WITHDRAWAL. Scheduled, automatic redemptions.

     IRA REBALANCING. Ensuring that your accounts reflect your desired asset allocation.

BROKERAGE SERVICES *
     INDIVIDUAL INVESTMENTS. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENTINFORMATION
     CONSOLIDATED STATEMENT. Overview of all of your accounts.

     SHAREHOLDER REPORTS. Manager reviews of their strategies and results.

     T. ROWE PRICE REPORT. Quarterly investment newsletter.

     PERFORMANCE UPDATE. Quarterly review of all T. Rowe Price fund results.

     INSIGHTS. Educational reports on investment strategies and markets.

     INVESTMENT GUIDES. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT SERVICES
     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

     PLANNING TOOLS AND SERVICES
     ---------------------------------------------------------------------------
     T. ROWE PRICE(R) RETIREMENT INCOME MANAGER* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     RETIREMENT INCOME CALCULATOR. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     ROLLOVER INVESTMENT SERVICE* offers asset allocation and fund selec- tion advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA REBALANCING SERVICE. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     QUALITY INFORMATION. Thousands of investors have made their per- sonal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


     INVESTMENT VEHICLES
     ---------------------------------------------------------------------------
     INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
     NO-LOAD VARIABLE ANNUITIES
     SMALL BUSINESS RETIREMENT PLANS

     *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------
 www.troweprice.com

     ACCOUNT INFORMATION
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     ACCOUNT ACCESS allows you to access, in a secure  environment,  all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     ACCOUNTMINDER is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.

     FINANCIAL TOOLS AND CALCULATORS
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     COLLEGE INVESTMENT CALCULATOR. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     MORNINGSTAR(R) PORTFOLIO TRACKERSM. See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     INVESTMENT STRATEGY PLANNER. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     RETIREMENT INCOME CALCULATOR. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     INVESTMENT TRACKING AND INFORMATION
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     MY TRP E-UPDATES. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     MORNINGSTAR(R) PORTFOLIO WATCHLISTSM. Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     MORNINGSTAR(R) PORTFOLIO X-RAYSM. This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE MUTUAL FUNDS
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STOCK FUNDS                     BOND FUNDS                  MONEYMARKET FUNDS++
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DOMESTIC                        DOMESTIC TAXABLE            TAXABLE
Blue Chip Growth*               Corporate Income            Prime Reserve
Capital Appreciation            GNMA                        Summit Cash Reserves
Capital Opportunity             High Yield*                 U.S. Treasury Money
Developing Technologies         New Income
Diversified Small-Cap Growth    Short-Term Bond             TAX-FREE
Dividend Growth                 Spectrum Income             California Tax-Free
Equity Income*                  Summit GNMA                   Money
Equity Index 500                U.S. Bond Index             Maryland Tax-Free
Extended Equity Market Index    U.S. Treasury                 Money
Financial Services                Intermediate              New York Tax-Free
Growth & Income                 U.S. Treasury Long-Term       Money
Growth Stock*                                               Summit Municipal
Health Sciences                 DOMESTIC TAX-FREE             Money Market
Media & Telecommunications      California Tax-Free Bond    Tax-Exempt Money
Mid-Cap Growth*                 Florida Intermediate
Mid-Cap Value                     Tax-Free                  INTERNATIONAL/GLOBAL
New America Growth              Georgia Tax-Free Bond         FUNDS
New Era                         Maryland Short-Term         --------------------
New Horizons                    Tax-Free Bond               STOCK
Real Estate                     Maryland Tax-Free Bond      Emerging Europe &
Science & Technology*           New Jersey Tax-Free Bond      Mediterranean
Small-Cap Stock*                New York Tax-Free Bond      Emerging Markets
Small-Cap Value*+               Summit Municipal Income       Stock
Spectrum Growth                 Summit Municipal            European Stock
Tax-Efficient Growth              Intermediate              Global Stock
Tax-Efficient                   Tax-Free High Yield         Global Technology
 Multi-Cap Growth               Tax-Free Income             International
Total Equity Market Index       Tax-Free Intermediate       Discovery+
Value*                            Bond                      International Equity
                                Tax-Free Short-               Index
BLENDED ASSET FUNDS               Intermediate              International Growth
--------------------            Virginia Tax-Free Bond        & Income
Balanced                                                    International Stock*
Personal Strategy Balanced                                  Japan
Personal Strategy Growth                                    Latin America
Personal Strategy Income                                    New Asia
Tax-Efficient Balanced                                      Spectrum
                                                              International
                                                            Bond
                                                            Emerging Markets
                                                              Bond
                                                            International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315. + Closed to new investors.

++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
F50-051  6/30/02